Summary Prospectus February 28, 2011, as supplemented May 2, 2011

JPMorgan India Fund

Class/Ticker:     A/JIDAX     C/JIDCX      Select/JIDSX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information, online at www.jpmorganfunds.com/funddocuments. You can also get this information at no cost by calling 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information, both dated February 28, 2011, as supplemented, are incorporated by reference into this Summary Prospectus.

What is the goal of the Fund?

The Fund will seek long-term capital growth.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.09	2.07	2.08
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.84	1.82	1.83

Total Annual Fund Operating Expenses	3.59	4.07	3.33
Fee Waivers and Expense Reimbursements[1]	(1.59)	(1.57)	(1.58)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	2.00	2.50	1.75

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 2.00%, 2.50%, and 1.75%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	717	1,428	2,159	4,078
CLASS C SHARES ($)	353	1,095	1,953	4,169
SELECT CLASS SHARES ($)	178	877	1,600	3,515

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	717	1,428	2,159	4,078
CLASS C SHARES ($)	253	1,095	1,953	4,169
SELECT CLASS SHARES ($)	178	877	1,600	3,515

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of Indian companies or instruments that have similar economic characteristics. “Assets” means net assets, plus the amount of borrowings for investment purposes. An Indian company is any company: that is organized under the laws of, or has a principal office in India; the principal securities market for which is India; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in India; or at least 50% of the assets of which are located in India.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund is not constrained by capitalization or style limits.

The Fund may utilize currency forwards to reduce currency deviations, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: The Fund is managed by the sub-adviser using an active style of portfolio management which focuses on stock selection conducted by experienced country specialists. The subadviser employs a dedicated team of India specialists, located both within and outside India.

In managing the Fund, the sub-adviser seeks to add value primarily through stock selection decisions. In evaluating investment opportunities, the sub-adviser considers several criteria, including growth prospects, valuation, productive use of capital, competitive positioning, and corporate governance.

Indian country specialists are encouraged to visit a wide range of companies across a variety of sectors, and it is from these company visits that the sub-adviser can make qualitative assessments of the relative growth prospects of the companies concerned and their strategies to create shareholder value. The sub-adviser analyzes industries in which companies operate, the competitive landscape as well as the management strategy to enhance competitive advantage and returns. As part of the investment process, the country specialists not only meet with some of the companies which fall outside their core stock coverage, but they also meet with some of their competitors, distributors, suppliers and other stakeholders in order to obtain a complete analysis of the industry/company and other investment opportunities.

The portfolio managers are responsible for implementing the recommendations of the country specialists, who make their recommendations based on their extensive research. The sub-adviser prefers to construct a concentrated portfolio, thereby facilitating greater knowledge of the underlying holdings. The Fund also has access to the adviser’s team of global fund managers who may add insight at the sectoral, economic or other levels.

The Fund will sell securities if the sub-adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The Fund is non-diversified.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in “emerging markets.”

Indian Market Risk. Investments in India can be considered speculative, and therefore may offer higher potential for losses. Political and economic structures in India generally lack the social, political and economic stability of more developed nations. Share prices of Indian companies tend to be volatile, can be subject to currency exchange fluctuations and can lack liquidity. The stock markets in India are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations The risk of loss may be increased because Indian issuers are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in the United States. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Indian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S.

dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Non-Diversified Fund Risk. Since the Fund is nondiversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. The table compares the performance to the Morgan Stanley Capital International (MSCI) India Index (net of foreign withholding taxes) and the Lipper Emerging Markets Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales charge, which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.

Best Quarter	2nd quarter, 2009	52.17%
Worst Quarter	4th quarter, 2008	–27.39%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
	Past 1 Year	Life of Fund Since 4/30/07
CLASS A SHARES
Return Before Taxes	21.05%	3.30%
Return After Taxes on Distributions	21.05	3.30
Return After Taxes on Distributions and Sale of Fund Shares	13.68	2.82
CLASS C SHARES
Return Before Taxes	26.16	4.31
SELECT CLASS SHARES
Return Before Taxes	28.06	5.06
MSCI INDIA INDEX
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	20.95	9.31
LIPPER EMERGING MARKETS FUNDS INDEX
(Reflects No Deduction for Taxes)	20.14	5.19

After-tax returns are shown only for the Class A Shares, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Edward Pulling	2007	Managing Director
Rukhshad Shroff	2007	Managing Director
Rajenda Nair	2007	Executive Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SPRO-INDIA-ACS-211-2

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